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Walthausen Focused Small Cap Value Fund
Investment Objective
The Walthausen Focused Small Cap Value Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.95% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of small capitalization companies that Walthausen & Co., LLC (the "Advisor") believes have the potential for capital appreciation. The Advisor invests in small capitalization companies with market capitalizations below that of the largest member of the Russell 2000 Index at the time of purchase. As of September 30, 2020, the capitalization of the largest member of the Russell 2000 Index was $11.3 billion. The Fund typically invests in 30 to 50 companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. common stocks of small capitalization companies, as defined above. The Fund emphasizes a "value" investment style, investing in companies that appear underpriced according to certain financial measurements of their worth or business prospects. Financial measures which are used to assess value are Price to Book ratio and Enterprise Value to EBITDA (Earnings before interest, taxes, depreciation and amortization) ratio and other widely used valuation metrics. Those ratios are compared to similar metrics for the market and comparable securities. The Advisor defines Enterprise Value as the market value of a company's equity, debt and unfunded pension claims, less cash. EBITDA is a company's earnings before interest, taxes, depreciation and amortization.

The Advisor may sell a company when the company reaches the Advisor's projection of the stock's future target price, as determined by applying the Advisor's understanding of historical valuation metrics, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, or when the Advisor determines that management of the company is not enhancing shareholder value. These portfolio reviews are conducted continuously through close monitoring of stock prices, changes in the economy, and corporate developments.

The Principal Risks of Investing in the Fund

As with all mutual funds, there is the risk that you could lose some or all of your investment in the Fund.

Risks of Investing in Small Capitalization Companies

The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies and small capitalization companies may experience higher failure rates than do larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund's investments and could impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to a projected future value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor’s strategy may fail to produce the intended results.

Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Institutional Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.walthausenfunds.com or by calling 1-888-925-8428. Prior to October 15, 2020 the Fund was called the Walthausen Select Value Fund.

The year-to-date return as of September 30, 2020 was -21.45% for the Institutional Class. Best Quarter (December 31, 2011) +16.35% Worst Quarter (September 30, 2011) -20.00%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/19